Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss	$ (23,977,547)	$ (16,850,827)	$ (24,557,506)	$ (74,617,312)
Adjustments to reconcile to net loss to net cash used in operating activities
Depreciation and amortization	237,043	211,220	289,536	167,558
Share-based compensation	3,197,471	4,487,003	5,234,878	4,219,989
Financing costs				46,771,276
Beneficial conversion feature on convertible debenture				427,796
Accretion of discount on convertible debenture				116,147
Change in fair value of warrants liability	(144,609)	(11,213,700)	(11,986,462)	312,400
Change in fair value of derivative liability	(73,585)	19,309	(152,723)
Loss on disposal of asset	(1,088)			1,326
Gains from sale of investments in equity securities	(325,155)
Gain on extinguishment of PPP Loan				(492,100)
Noncash lease expense	355,133	336,903	421,183	3,636
Change in operating assets and liabilities
Accounts receivable	(1,547,575)	818,758	763,302	(887,697)
Inventory	4,717,894	(649,809)	(433,644)	(10,065,710)
Prepaid expenses and other assets	304,031	(2,040,485)	(2,072,001)	(693,756)
Accounts payable	(705,658)	(4,070,611)	(3,346,937)	2,780,890
Due to customers	9,830,000
Accrued expenses	2,056,210	443,491	1,340,918	2,138,574
Deferred revenue	(122,797)	324,660	417,481	626,265
Net cash used in operating activities	(6,200,232)	(28,184,088)	(34,081,975)	(29,190,718)
Investing activities
Proceeds from sale of property and equipment				7,649
Purchase of property and equipment	(199,877)	(349,182)	(438,045)	(273,124)
Investments in equity securities		(1,000,000)	(1,000,000)
Proceeds from sale of investments in equity securities	1,325,155
Net cash provided (used) in investing activities	1,125,278	(1,349,182)	(1,438,045)	(265,475)
Financing activities
Proceeds from Newborn Escrow Account				58,184,461
Redemption of Newborn shares				(18,629)
Issuance costs related to reverse recapitalization and PIPE offering				(3,970,657)
Proceeds from PIPE offering				14,250,000
Repayment of Newborn sponsor loans				(487,500)
Repurchase of common stock from EDF				(6,000,000)
Newborn cash acquired				50,206
Purchase of stock from investor				(2,000,000)
Payment of financing costs				(1,000,000)
Payment of finance lease obligations	(5,375)	(7,396)	(9,691)	(5,839)
Proceeds from forward option put exercise		1,994,073	1,994,073
Proceeds from exercise of pre-funded warrants related to Direct Offering		58	185
Proceeds from Direct Offering of common stock, net of offering costs	2,347,192	13,069,815	13,069,815
Proceeds from common stock offering, net of offering costs	884,586	3,763,494	3,763,494
Proceeds from exercise of stock options		209,280	245,748	576,528
Issuance Costs Related to Preferred Stock				(2,956,248)
Issuance of Redeemable Preferred Stock				3,138,000
Payment of Preferred Stock dividends				(39,096)
Net cash provided in financing activities	3,226,403	19,029,324	19,063,624	59,721,226
Effect of exchange rate on cash	(40,699)	(121,218)	(50,228)	199,592
Net decrease in cash and restricted cash	(1,889,250)	(10,625,164)	(16,506,624)	30,464,625
Cash and restricted cash at beginning of year	16,233,896	32,740,520	32,740,520	2,275,895
Cash and restricted cash at end of period	14,344,646	22,115,356	16,233,896	32,740,520
Supplemental Disclosure of Noncash Financing Activity
Transfer of inventory to property and equipment		$ 87,095
Supplemental Disclosure of cash information:
Cash paid for income taxes				800
Supplemental Disclosure of Noncash Financing Activity
Conversion of preferred stock to common stock				1,679
Conversion of debenture and accrued interest to common shares				3,999,435
Conversion of shares due to reverse recapitalization				3,383
Issuance of common stock for merger success fee				2,085,299
Non-cash merger transaction costs				2,085,299
Accrued transaction costs related to reverse recapitalization				189,434
Issuance of private warrants				1,253,228
Forgiveness of PPP Loan				492,100
Issuance of Stonepeak and Evolve warrants				30,234,000
Issuance of Stonepeak and Evolve options				$ 12,584,000